UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Global Balanced Fund

July 31, 2017

GBL-QTLY-0917
1.804837.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.3%
		Shares	Value
Australia - 1.6%
Abacus Property Group unit		76,981	$191,529
Aconex Ltd. (a)		32,588	99,328
Amcor Ltd.		26,234	321,944
Arena (REIT) unit		160,246	264,085
Aub Group Ltd.		26,882	277,422
Australia & New Zealand Banking Group Ltd.		32,716	775,500
Bapcor Ltd.		54,957	248,406
Beacon Lighting Group Ltd.		169,462	184,375
BHP Billiton Ltd.		19,288	401,700
Blue Sky Alternative Investments Ltd.		40,677	304,915
Commonwealth Bank of Australia		18,268	1,223,664
Corporate Travel Management Ltd.		14,207	253,794
CSL Ltd.		7,169	722,635
Hansen Technologies Ltd.		76,548	233,318
HUB24 Ltd. (a)		45,287	233,681
Magellan Financial Group Ltd.		12,364	261,227
NIB Holdings Ltd.		64,014	293,952
realestate.com.au Ltd.		5,825	321,633
Reliance Worldwide Corp. Ltd. (b)		86,194	230,310
SpeedCast International Ltd.		43,289	119,478
Sydney Airport unit		50,488	271,827
Vita Group Ltd.		57,133	59,875
Woodside Petroleum Ltd.		13,325	310,952

TOTAL AUSTRALIA			7,605,550

Austria - 0.1%
ams AG		7,900	569,859
Bailiwick of Guernsey - 0.1%
Amdocs Ltd.		8,000	537,360
Bailiwick of Jersey - 0.2%
Delphi Automotive PLC		8,000	723,360
Randgold Resources Ltd.		302	28,111
Wizz Air Holdings PLC (a)		11,000	377,784

TOTAL BAILIWICK OF JERSEY			1,129,255

Bermuda - 0.9%
Axovant Sciences Ltd. (a)		1,000	22,920
Dairy Farm International Holdings Ltd.		25,200	203,112
Hongkong Land Holdings Ltd.		38,300	288,016
IHS Markit Ltd. (a)		20,200	942,330
Invesco Ltd.		7,000	243,390
PAX Global Technology Ltd.		180,000	119,373
Tai Cheung Holdings Ltd.		101,000	110,041
Vostok Emerging Finance Ltd. (depository receipt) (a)		3,274,986	754,474
Vostok New Ventures Ltd. (depositary receipt) (a)		221,261	1,774,462

TOTAL BERMUDA			4,458,118

Canada - 1.7%
Agnico Eagle Mines Ltd. (Canada)		1,080	50,425
Agrium, Inc.		1,130	113,077
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		2,360	111,910
Allied Properties (REIT)		1,120	34,272
ARC Resources Ltd.		2,570	35,435
AutoCanada, Inc.		260	4,188
Bank of Nova Scotia		1,560	97,185
Barrick Gold Corp.		1,580	26,715
Brookfield Asset Management, Inc. Class A		1,170	45,505
Canadian Energy Services & Technology Corp.		6,000	30,656
Canadian National Railway Co.		1,900	150,141
Canadian Natural Resources Ltd.		3,050	93,280
Canadian Pacific Railway Ltd.		880	137,772
Cara Operations Ltd.		430	8,088
CCL Industries, Inc. Class B		930	44,585
Cenovus Energy, Inc.		4,960	41,653
CGI Group, Inc. Class A (sub. vtg.) (a)		1,630	86,066
CI Financial Corp.		1,920	41,827
Cogeco Communications, Inc.		420	29,342
Constellation Software, Inc.		110	59,259
Corus Entertainment, Inc. Class B (non-vtg.)		1,890	20,981
Detour Gold Corp. (a)		1,420	17,859
Enbridge, Inc.		4,620	191,507
Fairfax India Holdings Corp. (a)		330	5,594
First Quantum Minerals Ltd.		184,000	2,033,704
Franco-Nevada Corp.		1,000	72,452
Freshii, Inc.		1,180	9,540
George Weston Ltd.		960	83,846
Hydro One Ltd.		1,930	34,614
Imperial Oil Ltd.		1,180	33,864
Intact Financial Corp.		680	52,824
Jean Coutu Group, Inc. Class A (sub. vtg.)		1,270	21,168
Labrador Iron Ore Royalty Corp.		800	11,050
Lundin Mining Corp.		7,250	52,162
Magna International, Inc. Class A (sub. vtg.)		250	11,923
Manulife Financial Corp.		9,270	190,939
Metro, Inc. Class A (sub. vtg.)		1,100	37,259
North West Co., Inc.		1,430	35,029
NuVista Energy Ltd. (a)		3,610	18,502
Open Text Corp.		1,620	54,184
Park Lawn Corp.		150	2,286
Parkland Fuel Corp. (c)		800	16,306
Pason Systems, Inc.		880	12,846
Peyto Exploration & Development Corp.		1,120	19,907
Power Corp. of Canada (sub. vtg.)		4,330	105,302
PrairieSky Royalty Ltd. (b)		83,678	2,077,939
Premier Gold Mines Ltd. (a)		6,560	17,837
Quebecor, Inc. Class B (sub. vtg.)		1,040	36,044
Raging River Exploration, Inc. (a)		3,540	22,687
Rogers Communications, Inc. Class B (non-vtg.)		2,830	147,158
Royal Bank of Canada		5,780	431,199
ShawCor Ltd. Class A		1,030	23,083
Sleep Country Canada Holdings, Inc.		560	17,037
Stantec, Inc.		1,200	30,531
Suncor Energy, Inc.		8,082	263,641
TELUS Corp.		3,450	124,607
The Toronto-Dominion Bank		7,610	392,296
TMX Group Ltd.		690	36,582
Torex Gold Resources, Inc. (a)		982	17,903
Toromont Industries Ltd.		770	28,589
TransForce, Inc.		1,040	24,449
Trisura Group Ltd. (a)		4	82
Western Forest Products, Inc.		21,610	42,986
Wheaton Precious Metals Corp.		2,240	45,420

TOTAL CANADA			8,167,099

Cayman Islands - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (a)		17,600	2,727,120
CK Hutchison Holdings Ltd.		37,500	494,028
Herbalife Ltd. (a)		2,000	133,020
International Housewares Retail Co. Ltd.		981,000	184,625
JD.com, Inc. sponsored ADR (a)		60,000	2,710,200
NetEase, Inc. ADR		500	155,640
SITC International Holdings Co. Ltd.		180,000	149,793
Tencent Holdings Ltd.		13,300	530,856

TOTAL CAYMAN ISLANDS			7,085,282

China - 0.0%
Shenzhen Expressway Co. (H Shares)		160,000	142,982
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B		763	1,666,339
Novozymes A/S Series B		22,200	1,025,499

TOTAL DENMARK			2,691,838

France - 1.5%
Amundi SA		240	18,553
Capgemini SA		14,300	1,557,407
Kering SA		1,500	524,719
Rubis		21,600	1,374,648
Thales SA		13,000	1,440,294
The Vicat Group		9,100	664,668
Wendel SA		9,100	1,370,272

TOTAL FRANCE			6,950,561

Germany - 3.8%
adidas AG		32,600	7,448,233
Bayer AG		200	25,369
Bertrandt AG (b)		5,700	543,524
CompuGroup Medical AG		10,700	637,893
CTS Eventim AG		25,996	1,204,497
Fresenius Medical Care AG & Co. KGaA		9,200	867,564
LEG Immobilien AG		16,107	1,549,994
MTU Aero Engines Holdings AG		8,300	1,217,876
SAP AG		33,076	3,502,260
Vonovia SE		21,400	867,793

TOTAL GERMANY			17,865,003

Hong Kong - 0.4%
AIA Group Ltd.		136,000	1,071,696
Hang Seng Bank Ltd.		16,300	354,765
Power Assets Holdings Ltd.		47,000	465,740
Techtronic Industries Co. Ltd.		36,500	162,387

TOTAL HONG KONG			2,054,588

India - 0.4%
Bharat Petroleum Corp. Ltd.		22,500	165,174
HDFC Bank Ltd. sponsored ADR		9,000	871,020
Petronet LNG Ltd.		30,000	95,333
Reliance Industries Ltd.		29,750	748,710

TOTAL INDIA			1,880,237

Ireland - 1.6%
Alkermes PLC (a)		51,300	2,791,233
Allied Irish Banks PLC		108,774	637,395
CRH PLC		700	24,571
DCC PLC (United Kingdom)		8,600	756,267
Paddy Power Betfair PLC (Ireland)		8,100	811,594
Ryanair Holdings PLC sponsored ADR (a)		13,382	1,516,582
United Drug PLC (United Kingdom)		82,517	922,154

TOTAL IRELAND			7,459,796

Isle of Man - 0.1%
Paysafe Group PLC (a)		43,000	334,732
Israel - 0.0%
Sarine Technologies Ltd.		185,100	207,617
Italy - 1.2%
Banca Generali SpA		24,400	866,542
Buzzi Unicem SpA		28,600	724,533
Intesa Sanpaolo SpA		189,600	652,684
Prada SpA		296,600	1,051,854
UniCredit SpA (a)		115,500	2,275,169

TOTAL ITALY			5,570,782

Japan - 6.5%
Bank of Kyoto Ltd.		27,000	259,114
Chikaranomoto Holdings Co. Ltd. (b)		8,800	160,203
Daikin Industries Ltd.		4,400	466,960
Daito Trust Construction Co. Ltd.		3,400	574,865
Dentsu, Inc.		10,200	477,409
Disco Corp.		2,200	390,530
East Japan Railway Co.		8,800	826,160
Eiken Chemical Co. Ltd.		14,800	490,671
Fanuc Corp.		2,800	572,474
Funai Soken Holdings, Inc.		11,700	305,010
Hoya Corp.		18,200	1,027,831
Hulic Co. Ltd.		37,000	390,993
Japan Meat Co. Ltd.		24,600	404,775
Kakaku.com, Inc.		35,400	499,957
Kao Corp.		13,700	834,340
Keyence Corp.		2,400	1,110,690
Kubota Corp.		30,700	534,524
Kyushu Railway Co.		1,500	49,458
Misumi Group, Inc.		29,300	727,151
Mitsubishi Pencil Co. Ltd.		17,400	474,280
Mitsui Fudosan Co. Ltd.		23,600	542,557
Morinaga & Co. Ltd.		8,300	475,813
Murata Manufacturing Co. Ltd.		3,500	545,422
Nakanishi, Inc.		12,760	535,308
Nidec Corp.		6,700	739,009
Nifco, Inc.		3,800	219,221
Nihon Parkerizing Co. Ltd.		18,500	265,640
Nintendo Co. Ltd.		2,700	916,960
Nitori Holdings Co. Ltd.		6,900	973,867
NTT DOCOMO, Inc.		37,600	873,147
Olympus Corp.		13,900	505,592
Open House Co. Ltd.		15,500	513,175
ORIX Corp.		47,200	749,883
PALTAC Corp.		16,400	595,038
Panasonic Corp.		49,800	685,910
PeptiDream, Inc. (a)(b)		12,000	377,704
Rakuten, Inc.		50,400	616,257
Renesas Electronics Corp. (a)		11,000	103,669
Santen Pharmaceutical Co. Ltd.		35,400	499,957
Seven & i Holdings Co. Ltd.		18,700	753,698
Shionogi & Co. Ltd.		12,700	679,207
SK Kaken Co. Ltd.		5,300	480,747
SMC Corp.		2,100	668,792
SMS Co., Ltd.		17,400	550,828
SoftBank Corp.		15,800	1,273,441
Sosei Group Corp. (a)		1,500	156,062
Start Today Co. Ltd.		32,700	923,947
Subaru Corp.		24,000	869,482
Sundrug Co. Ltd.		15,600	581,577
The Suruga Bank Ltd.		35,300	852,362
Tokyo Century Corp.		11,900	507,325
Toshiba Plant Systems & Services Corp.		19,600	319,303
Tsuruha Holdings, Inc.		4,900	514,690
Welcia Holdings Co. Ltd.		13,700	521,307

TOTAL JAPAN			30,964,292

Luxembourg - 0.3%
B&M European Value Retail S.A.		192,503	914,358
Samsonite International SA		61,200	256,606

TOTAL LUXEMBOURG			1,170,964

Malta - 0.1%
Kambi Group PLC (a)		56,400	483,750
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit		189,000	247,780
Netherlands - 1.2%
Intertrust NV		48,700	836,229
Koninklijke Philips Electronics NV		24,100	921,007
Unilever NV:
(Certificaten Van Aandelen) (Bearer)		30,400	1,771,639
(NY Reg.)		40,000	2,326,800

TOTAL NETHERLANDS			5,855,675

New Zealand - 0.1%
Fisher & Paykel Healthcare Corp.		5,000	41,192
Ryman Healthcare Group Ltd.		29,354	194,436

TOTAL NEW ZEALAND			235,628

Norway - 0.6%
Orkla ASA		81,200	836,491
Schibsted ASA (A Shares)		80,800	2,062,428

TOTAL NORWAY			2,898,919

Singapore - 0.7%
Broadcom Ltd.		12,000	2,959,920
Wing Tai Holdings Ltd.		109,100	164,236

TOTAL SINGAPORE			3,124,156

Spain - 0.6%
Amadeus IT Holding SA Class A		17,200	1,060,012
Grifols SA		28,800	809,890
Prosegur Cash SA		431,400	1,174,590

TOTAL SPAIN			3,044,492

Sweden - 2.9%
AF AB (B Shares)		7,700	168,710
Dometic Group AB		168,200	1,421,840
Essity AB Class B (a)		46,400	1,345,369
Getinge AB (B Shares)		132,100	2,293,891
Indutrade AB		62,100	1,532,925
Investor AB (B Shares)		41,812	1,983,452
Nobia AB		37,000	380,137
Pandox AB		38,655	695,654
Securitas AB (B Shares)		148,400	2,472,169
Svenska Cellulosa AB (SCA) (B Shares)		203,300	1,683,297

TOTAL SWEDEN			13,977,444

Switzerland - 0.5%
ABB Ltd. (Reg.)		27,000	632,511
EDAG Engineering Group AG		17,400	276,015
Swatch Group AG (Bearer)		4,010	1,592,056

TOTAL SWITZERLAND			2,500,582

United Kingdom - 3.0%
British American Tobacco PLC (United Kingdom)		25,400	1,580,026
Bunzl PLC		21,685	654,624
Dechra Pharmaceuticals PLC		50,600	1,185,019
Diploma PLC		70,100	998,891
Essentra PLC		105,000	741,866
Imperial Tobacco Group PLC		410	16,878
International Personal Finance PLC		283,157	709,835
Micro Focus International PLC		33,300	981,091
NCC Group Ltd. (b)		685,400	1,754,375
Prudential PLC		94,059	2,295,086
Rolls-Royce Holdings PLC		129,400	1,516,169
Standard Chartered PLC (United Kingdom) (a)		149,096	1,665,605

TOTAL UNITED KINGDOM			14,099,465

United States of America - 26.0%
A.O. Smith Corp.		6,000	321,300
Abbott Laboratories		3,000	147,540
Activision Blizzard, Inc.		75,900	4,689,102
Adobe Systems, Inc. (a)		51,100	7,485,639
Advanced Micro Devices, Inc. (a)		14,000	190,540
Agilent Technologies, Inc.		10,000	597,900
Alaska Air Group, Inc.		6,000	511,380
Alphabet, Inc. Class A (a)		6,500	6,145,750
Amazon.com, Inc. (a)		4,200	4,148,676
American Tower Corp.		15,400	2,099,482
Amgen, Inc.		26,800	4,676,868
Amphenol Corp. Class A		19,400	1,486,428
Analog Devices, Inc.		6,000	474,060
Apollo Global Management LLC Class A		9,000	252,900
Apple, Inc.		47,600	7,079,548
athenahealth, Inc. (a)		2,300	318,136
Autodesk, Inc. (a)		2,000	221,580
Autoliv, Inc. (depositary receipt)		19,700	2,133,772
Bank of America Corp.		121,000	2,918,520
Becton, Dickinson & Co.		8,000	1,611,200
Bio-Rad Laboratories, Inc. Class A (a)		400	94,252
Bioverativ, Inc.		3,000	185,910
bluebird bio, Inc. (a)		1,000	94,250
Boston Scientific Corp. (a)		137,700	3,665,574
British American Tobacco PLC sponsored ADR		64,000	4,001,280
Calyxt, Inc.		6,000	64,680
Caterpillar, Inc.		41,500	4,728,925
Cavium, Inc. (a)		3,000	185,820
CBOE Holdings, Inc.		58,500	5,530,005
Charles Schwab Corp.		27,000	1,158,300
Charter Communications, Inc. Class A (a)		1,700	666,247
Chegg, Inc. (a)		5,000	69,250
CSX Corp.		15,000	740,100
Cummins, Inc.		20,000	3,358,000
Cypress Semiconductor Corp.		24,000	340,800
Eaton Vance Corp. (non-vtg.)		2,000	98,180
Edwards Lifesciences Corp. (a)		3,700	426,166
Electronic Arts, Inc. (a)		18,000	2,101,320
EOG Resources, Inc.		3,600	342,504
Expedia, Inc.		1,400	219,058
Facebook, Inc. Class A (a)		21,100	3,571,175
FMC Corp.		24,000	1,833,120
Franklin Resources, Inc.		3,000	134,340
Harris Corp.		1,000	114,470
Home Depot, Inc.		1,000	149,600
Humana, Inc.		11,300	2,612,560
Intercept Pharmaceuticals, Inc. (a)		13,100	1,534,403
Intuit, Inc.		3,300	452,793
Intuitive Surgical, Inc. (a)		600	562,956
J.B. Hunt Transport Services, Inc.		1,000	90,710
Legg Mason, Inc.		23,000	920,230
Lennar Corp. Class A		5,000	262,200
LogMeIn, Inc.		5,200	605,540
Marriott International, Inc. Class A		15,500	1,614,945
Microsoft Corp.		73,000	5,307,100
Morgan Stanley		37,000	1,735,300
MSCI, Inc.		10,600	1,154,870
Netflix, Inc. (a)		5,300	962,798
New Relic, Inc. (a)		7,000	328,720
Oracle Corp.		35,000	1,747,550
PayPal Holdings, Inc. (a)		71,500	4,186,325
Performance Food Group Co. (a)		2,000	57,600
PetIQ, Inc. Class A		7,000	162,960
Priceline Group, Inc. (a)		100	202,850
Proofpoint, Inc. (a)		2,000	170,480
Red Hat, Inc. (a)		2,500	247,175
Redfin Corp.		900	21,717
ResMed, Inc.		1,000	77,120
ResMed, Inc. CDI		30,848	238,393
S&P Global, Inc.		38,183	5,864,527
SEI Investments Co.		2,000	113,020
Semtech Corp. (a)		5,000	198,000
Sherwin-Williams Co.		500	168,635
Sirius XM Holdings, Inc.		38,000	222,680
Square, Inc. (a)		70,000	1,844,500
T-Mobile U.S., Inc. (a)		8,000	493,280
T. Rowe Price Group, Inc.		6,000	496,320
Tableau Software, Inc. (a)		5,000	322,250
The Trade Desk, Inc.		2,000	106,620
Thermo Fisher Scientific, Inc.		2,600	456,378
United Rentals, Inc. (a)		6,700	797,032
UnitedHealth Group, Inc.		18,900	3,625,209
Univar, Inc. (a)		2,800	86,912
Visa, Inc. Class A		12,400	1,234,544
Wyndham Worldwide Corp.		1,100	114,807
XPO Logistics, Inc. (a)		7,000	420,770
Zoetis, Inc. Class A		4,000	250,080

TOTAL UNITED STATES OF AMERICA			123,456,506

TOTAL COMMON STOCKS
(Cost $222,780,243)			276,770,312

Nonconvertible Preferred Stocks - 0.4%
Italy - 0.2%
Buzzi Unicem SpA (Risparmio Shares)		51,753	739,471
Spain - 0.2%
Grifols SA Class B		49,400	1,046,495
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,419,303)			1,785,966

Investment Companies - 5.5%
United States of America - 5.5%
iShares 20+ Year Treasury Bond ETF		54,600	6,772,584
iShares Barclays TIPS Bond ETF		77,660	8,826,836
SPDR DB International Government Inflation-Protected Bond ETF		185,890	10,586,436
TOTAL INVESTMENT COMPANIES
(Cost $25,573,077)			26,185,856
		Principal Amount(d)	Value

Nonconvertible Bonds - 2.1%
Canada - 0.3%
Canadian Natural Resources Ltd. 3.85% 6/1/27		800,000	808,526
Cenovus Energy, Inc.:
3% 8/15/22		400,000	388,428
4.25% 4/15/27 (c)		150,000	146,208

TOTAL CANADA			1,343,162

France - 0.5%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,179,933
Wendel SA 1% 4/20/23 (Reg. S)	EUR	1,200,000	1,413,912

TOTAL FRANCE			2,593,845

Luxembourg - 0.2%
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	700,000	806,213
United States of America - 1.1%
AT&T, Inc.:
1.8% 9/4/26	EUR	650,000	779,165
2.35% 9/4/29	EUR	400,000	479,676
3.15% 9/4/36	EUR	425,000	504,542
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	1,390,000	1,787,416
Hess Corp. 4.3% 4/1/27		1,000,000	993,175
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	800,000	946,034

TOTAL UNITED STATES OF AMERICA			5,490,008

TOTAL NONCONVERTIBLE BONDS
(Cost $9,999,772)			10,233,228

Government Obligations - 28.8%
Canada - 0.6%
Canadian Government:
1% 6/1/27	CAD	1,050,000	763,470
2.5% 6/1/24	CAD	1,000,000	835,637
3.5% 12/1/45	CAD	1,100,000	1,062,758

TOTAL CANADA			2,661,865

France - 2.2%
French Government:
0% 2/25/20	EUR	3,850,000	4,610,389
1% 5/25/27	EUR	3,400,000	4,098,496
2% 5/25/48 (c)	EUR	1,500,000	1,836,088

TOTAL FRANCE			10,544,973

Germany - 1.3%
German Federal Republic:
0% 10/7/22	EUR	2,600,000	3,106,480
0.25% 2/15/27	EUR	1,650,000	1,911,661
2.5% 8/15/46	EUR	650,000	991,208

TOTAL GERMANY			6,009,349

Ireland - 0.3%
Irish Republic:
1% 5/15/26(Reg. S)	EUR	700,000	839,761
2% 2/18/45 (Reg.S)	EUR	400,666	482,467

TOTAL IRELAND			1,322,228

Italy - 3.6%
Buoni del Tesoro Poliennali:
1.35% 4/15/22	EUR	1,000,000	1,214,366
2.05% 8/1/27	EUR	7,200,000	8,442,115
2.2% 6/1/27	EUR	3,000,000	3,586,914
2.7% 3/1/47 (c)	EUR	2,050,000	2,192,928
3.45% 3/1/48 (c)	EUR	1,250,000	1,527,454

TOTAL ITALY			16,963,777

Japan - 7.0%
Japan Government:
0.1% 6/20/26	JPY	355,000,000	3,234,688
0.4% 3/20/56	JPY	375,000,000	2,708,320
0.9% 6/20/22	JPY	619,800,000	5,882,380
1.3% 6/20/20	JPY	672,450,000	6,343,031
1.3% 3/20/21	JPY	702,750,000	6,690,930
1.7% 9/20/32	JPY	755,000,000	8,230,524

TOTAL JAPAN			33,089,873

Netherlands - 1.4%
Dutch Government 0.5% 7/15/26(Reg. S) (c)	EUR	5,850,000	6,920,431
Spain - 0.7%
Spanish Kingdom:
1.45% 10/31/27	EUR	1,500,000	1,749,029
2.9% 10/31/46(Reg. S) (c)	EUR	1,350,000	1,617,859

TOTAL SPAIN			3,366,888

United Kingdom - 1.9%
United Kingdom, Great Britain and Northern Ireland:
0.5% 7/22/22	GBP	1,500,000	1,970,879
1.25% 7/22/27	GBP	2,000,000	2,631,121
1.75% 7/22/19 (Reg.S)	GBP	1,600,000	2,172,554
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	1,350,000	2,246,896

TOTAL UNITED KINGDOM			9,021,450

United States of America - 9.8%
U.S. Treasury Bonds 2.5% 2/15/46		7,050,000	6,503,625
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27		5,065,700	5,004,870
U.S. Treasury Notes:
1.25% 3/31/19		4,850,000	4,843,370
1.25% 3/31/21		26,350,000	25,974,292
1.625% 5/15/26		4,575,000	4,347,860

TOTAL UNITED STATES OF AMERICA			46,674,017

TOTAL GOVERNMENT OBLIGATIONS
(Cost $140,359,436)			136,574,851
		Shares	Value

Equity Central Funds - 3.5%
Fidelity Commodity Strategy Central Fund (a)(e)		694,206	4,463,745
Fidelity Emerging Markets Equity Central Fund (a)(e)		50,610	12,164,114
TOTAL EQUITY CENTRAL FUNDS
(Cost $14,222,835)			16,627,859

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.11% (f)		8,737,825	8,739,573
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)		2,495,506	2,495,756
TOTAL MONEY MARKET FUNDS
(Cost $11,235,319)			11,235,329
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $425,589,985)			479,413,401
NET OTHER ASSETS (LIABILITIES) - (1.0)%			(4,827,048)
NET ASSETS - 100%			$474,586,353

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,257,274 or 3.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,512
Fidelity Commodity Strategy Central Fund	10,067
Fidelity Emerging Markets Equity Central Fund	166,328
Fidelity Securities Lending Cash Central Fund	26,407
Total	$240,314

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,967,940	$3,217,937	$2,796,877	$4,463,745	0.6%
Fidelity Emerging Markets Equity Central Fund	5,590,031	8,553,857	3,721,343	12,164,114	1.6%
Total	$9,557,971	$11,771,794	$6,518,220	$16,627,859

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$40,563,002	$39,877,092	$685,910	$--
Consumer Staples	16,647,627	12,542,264	4,105,363	--
Energy	4,543,979	4,527,673	16,306	--
Financials	46,283,340	43,335,570	2,947,770	--
Health Care	37,072,598	36,205,034	867,564	--
Industrials	36,751,062	33,108,901	3,642,161	--
Information Technology	72,278,045	67,327,969	4,950,076	--
Materials	11,649,977	11,195,595	454,382	--
Real Estate	7,612,755	7,612,755	--	--
Telecommunication Services	3,278,891	1,132,303	2,146,588	--
Utilities	1,875,002	1,875,002	--	--
Investment Companies	26,185,856	26,185,856	--	--
Corporate Bonds	10,233,228	--	10,233,228	--
Government Obligations	136,574,851	--	136,574,851	--
Equity Central Funds	16,627,859	16,627,859	--	--
Money Market Funds	11,235,329	11,235,329	--	--
Total Investments in Securities:	$479,413,401	$312,789,202	$166,624,199	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $426,631,720. Net unrealized appreciation aggregated $52,781,681, of which $64,477,325 related to appreciated investment securities and $11,695,644 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017